DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS [Abstract]
Revenue	$ 2,752	$ 5,604	$ 6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit		2,919	155
Income (loss) from discontinued operations	$ (996)	$ 2,787	$ (1,509)